Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Earnings attributable to non-tax paying entities	$ 8,597	$ 17,261	$ 12,668
Foreign rate differential	(1,996)	160	(672)
Change in valuation allowance	(23,050)	(5,472)	4,058
Effect of intercompany asset transfer	25,987
Impact of U.S. federal tax rate change	5,068
Foreign withholding tax incurred	692	2,681	1,071
Withholding taxes on unrepatriated foreign earnings	2,215	(38)	3,234
Inflation adjustment	(1,333)	(1,655)	(726)
Permanent adjustments	(3,001)	2,707	1,143
Other-net	471	229	899
Total	8,181	7,642	15,211
CANADA
Reconciliation of Provision of Income Taxes [Line Items]
Income tax expense (benefit) at Canadian federal rate	$ (5,469)	$ (8,231)	$ (6,464)